Note 20 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets Abstract
Table of Other Assets
	December 31, 2018	December 31, 2017	January 1, 2017
Financial assets pledged as collateral	3,625,263	3,626,742	3,751,799
Tax advances	388,733	97,799	120,005
Prepayments	1,160,403	1,128,342	825,244
Advances to suppliers of goods	152,848	393,695	876,625
Other miscellaneous assets	327,504	288,194	378,786
Advances to personnel	8,155	66,907	218,423
Foreclosed assets	8,600	6,941	13,809
Other	39,133	137,801	90,939
TOTAL	5,710,639	5,746,421	6,275,630